Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

“Inventories” as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011	2012
Telecommunications equipment to be sold	¥141,106	¥140,634
Materials and supplies	2,560	2,993
Other	2,691	2,936

Total	¥146,357	¥146,563